CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 EUR (€) € / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 EUR (€) € / shares		Dec. 31, 2013 EUR (€) € / shares
Interest Income:
Loans	€ 1,938	$ 2,217	€ 2,176		€ 2,357
Securities available-for-sale	134	153	193		204
Securities held-to-maturity	93	106	116		95
Trading assets	66	76	63		117
Securities purchased under agreements to resell	1	1	1		3
Interest-bearing deposits with banks	7	8	10		17
Other	17	19	21		31
Total interest income	2,256	2,580	2,580		2,824
Interest Expense:
Deposits	(645)	(738)	(856)		(1,219)
Securities sold under agreements to repurchase	(2)	(2)	(21)		(18)
Other borrowed funds	(1)	(1)	0		0
Long-term debt	(59)	(68)	(48)		(18)
Other	(53)	(61)	(54)		(7)
Total interest expense	(760)	(870)	(979)		(1,262)
Net interest income before provision for loan losses	1,496	1,710	1,601		1,562
Provision for loan losses	(3,298)	(3,773)	(1,835)		(633)
Net interest income after provision for loan losses	(1,802)	(2,063)	(234)		929
Non-interest income /(loss):
Credit card fees	48	55	39		40
Service charges on deposit accounts	26	30	29		28
Other fees and commissions	274	314	312		311
Net trading gain/(loss)	215	246	(1,091)		114
Equity in earnings of investees and realized gains/(losses) on disposal of equity method	5	6	8		10
Other non-interest income	606	693	673		791
Total non-interest income / (loss) excluding gains / losses on investment securities	1,174	1,344	(30)		1,294
Net realized gains/(losses) on sales of available-for-sale securities	2	2	96		189
Other-Than-Temporary Impairment (of which NIL was recognized in OCI)	(36)	(41)	(6)		(286)
Net gains / (losses) on available for sale and held to maturitity securities	(34)	(39)	90		(97)
Total non-interest income / (loss)	1,140	1,305	60		1,197
Non-interest expense:
Salaries	(676)	(773)	(686)		(781)
Employee benefits	(130)	(149)	(132)		(347)
Occupancy expenses	(53)	(61)	(54)		(57)
Equipment expenses	(40)	(46)	(42)		(39)
Depreciation of premises and equipment	(65)	(74)	(67)		(69)
Amortization of intangible assets	(59)	(68)	(53)		(58)
Impairment of goodwill	221	253	58		9
Deposit insurance premium	(106)	(121)	(64)		(65)
Other non-interest expense	(1,290)	(1,476)	(1,249)		(1,260)
Total non-interest expense	(2,640)	(3,021)	(2,405)		(2,685)
Income / (loss) before income tax	(3,302)	(3,779)	(2,579)		(559)
Income tax expense	(42)	(48)	(63)		(20)
Income / (loss) from continuing operations	(3,344)	(3,827)	(2,642)		(579)
Income / (loss) from discontinuing operations	(5,123)	(5,862)	169		648
Net income / (loss)	(8,467)	(9,689)	(2,473)		69
Less: Net income attributable to the non-controlling interest	3	3	(4)		(32)
NET INCOME / (LOSS) attributable to NBG shareholders	(8,464)	(9,686)	(2,477)		37
Net income / (loss)	(8,467)	(9,689)	(2,473)		69
Other comprehensive income / (loss), net of tax:
Foreign currency translation adjustments	(604)	(691)	239		(1,326)
Net (losses)/gains on available-for-sale securities:
Net unrealized holding (losses)/gains during the period (net of tax expense/(benefit) of: EUR (4) million in 2013, EUR (15) million in 2014 and EUR 27 million in 2015)	108	124	11		(6)
Less: reclassification adjustment for net (gains)/losses included in net income (net of tax (expense)/benefit of: EUR (38) million in 2013, EUR (28) million in 2014 and EUR (4) million in 2015)	(9)	(10)	(95)		(212)
Less: Reclassification adjustment for other-than-temporary impairment of available-for-sale securities (net of tax benefit of EUR 49 million in 2013, EUR 1 million in 2014 and EUR 10 million in 2015)	26	30	4		146
Total net (losses)/gains on available-for-sale securities	125	144	(80)		(72)
Pension (liability)/asset (net of tax expense/(benefit) of EUR 3 million in 2013, EUR (6) million in 2014 and EUR 6 million in 2015)	31	35	(43)		36
Total other comprehensive income / (loss), net of tax	(448)	(512)	116		(1,362)
Comprehensive loss	(8,915)	(10,201)	(2,357)		(1,293)
Less: Comprehensive income attributable to the non-controlling interest	(4)	(5)	(13)		17
Comprehensive loss attributable to NBG shareholders	€ (8,919)	$ (10,206)	€ (2,370)		€ (1,276)
Earnings / Loss per share
Basic EPS from continuing and discontinuing operations | (per share)	€ (9.41)	$ (10.77)	€ (11.90)	[1]	€ 0.40	[1]
Basic EPS from continuing operations | (per share)	€ (2.89)	$ (3.31)	€ (12.67)	[1]	€ (6.24)	[1]

[1]	(1) The restatement reflects the reverse split if 1 new share for 15 existing shares in 2015